Bank Debt	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Debt Disclosure

8. Bank Debt

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2013	2014

Maxeikosi	August 2012	August 2014	$16,668	$-
Maxpente	December 2013	July 2014	30,838	-
Maxdodeka	December 2012	November 2014	-	-
Eniaprohi	December 2012	November 2014	24,000	-
Eniadefhi	December 2012	November 2014	33,750	-
Avstes	December 2012	November 2014	22,700	-
Marindou	December 2012	November 2014	28,400	-
Pelea	December 2012	November 2014	32,298	-
Vassone	January 2014	January 2017	-	2,437
Marathassa	December 2013	February 2017	10,208	8,415
Marinouki	December 2013	March 2018	20,963	19,035
Glovertwo	October 2013	December 2018	16,000	13,666
Petra	January 2007	January 2019	22,220	20,571
Pemer	March 2007	March 2019	22,218	20,568
Eptaprohi	April 2012	April 2019	-	-
Shikokupente	July 2014	June 2019	-	13,500
Maxtessera	July 2014	June 2019	-	-
Maxeikosiena	October 2012	October 2019	-	-
Soffive	December 2013	November 2019	27,840	25,200
Kerasies	December 2013	December 2019	24,744	22,396
Maxeikosi	December 2014	December 2019	-	9,100
Maxpente	December 2014	December 2019	-	20,000
Gloverthree	December 2014	December 2019	-	10,900
Shikokutessera	December 2014	December 2019	-	10,900
Maxdekatria	March 2012	March 2020	20,400	18,400
Safe Bulkers	November 2014	September 2020	-	118,527
Maxdeka	August 2011	December 2022	30,678	27,270
Staloudi	July 2008	July 2023	24,520	18,520
Shikoku	October 2011	August 2023	37,333	33,600
Maxeikositessera	September 2012	February 2024	31,017	28,063
Maxenteka	April 2012	April 2024	31,500	28,500
Total			$508,295	$469,568

Current portion			$35,185	$17,121
Long-term portion			$473,110	$452,447

The above loans and credit facilities generally bear interest at LIBOR plus a margin, except for a portion of the principal amounts of the Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities, which bear interest at the Commercial Interest Reference Rate (“CIRR”) published by the Organization for Economic Co-operation and Development, as applicable on the date of the signing of the relevant loan agreements. The above loans and credit facilities are generally repayable in semi-annual installments and a balloon payment at maturity except for the Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities, which are repayable in semi-annual installments. The fair value of bank debt outstanding on December 31, 2014 amounted to $470,618 when valuing the respective portions of the Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities on the basis of the relevant CIRR, as applicable on December 31, 2014, which are considered to be Level 2 items in accordance with the fair value hierarchy.

As of December 31, 2014, an aggregate amount of $154,702, was available for drawing under certain of the above loan agreements and reducing revolving credit facilities. The estimated minimum annual principal payments required to be made after December 31, 2014, based on the bank loan and the credit facility agreements as amended, are as follows:

To December 31,
2015	.	$17,121
2016	.	23,850
2017	.	43,213
2018	.	71,597
2019	.	146,744
2020	and thereafter	167,043
Total	..	$469,568

Total interest incurred on long-term debt for the years ended December 31, 2012, 2013 and 2014 amounted to $10,038, $9,553 and $8,599, respectively, which includes interest capitalized of $966, $467 and $264 for the years ended December 31, 2012, 2013 and 2014, respectively. The average interest rate (including the margin) for all bank loan and credit facilities during the years 2012, 2013 and 2014 was 1.850% p.a., 1.737% p.a. and 1.698% p.a., respectively.

Certain of the above loans or credit facilities have a currency conversion option whereby the borrower may elect to convert the outstanding loan amount or any part thereof to certain currencies specified in each agreement, using the spot exchange rate applicable on the date of conversion. Specified currencies include Japanese Yen (“JPY”), Swiss Franc (“CHF”), Euro (“EUR”), Canadian dollar (“CAD”) or pound sterling (“GBP”), depending on the relevant agreement. In all the above loans and credit facilities with a currency conversion option, no consideration has been or will be paid by any of the borrowers to the respective lenders in connection with the conversion option since the parties did not ascribe value to the conversion option as the conversion options are always based on the market or spot rates at the time they are exercised. The exercise of the conversion option in any of the above loans or credit facilities results in a change in both the currency denomination of the loan and the basis of the interest rate (that is, a USD-denominated loan bears interest based on USD LIBOR and, upon conversion into a JPY-denominated loan, will bear interest based on JPY LIBOR). All other terms of the loans or credit facilities, including the margin (the interest rate spread over LIBOR) and the repayment terms, will remain the same upon exercise of the currency conversion option.

The Company considered the accounting guidance relating to Accounting for Derivative and Hedging, and concluded that the conversion options are embedded derivatives that would require bifurcation and separate accounting because of the following:

(i)       The economic characteristics and risks of an instrument in which the underlying is both a foreign currency and the interest rate is not clearly and closely related to the economic characteristics and risks of a debt host;

(ii)       The borrowing arrangement that embodies both the conversion option and the debt host is not remeasured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur; and

(iii)       A separate instrument with the same terms as the conversion option would be a derivative instrument subject to the requirements of this accounting guidance.

However, the Company believes that the conversion option under the borrowing arrangements has no fair value due to the fact that the conversion into a different currency, and, accordingly, into a corresponding LIBOR interest rate, will always be at the prevailing foreign currency exchange rate (spot rate) and prevailing interest rate at the time of the conversion. Furthermore, both the Company and the bank did not ascribe value to the currency conversion options as no consideration was sought by the bank and no value was paid by the Company, as noted above.

As of December 31, 2013 and 2014 all loans were denominated in US Dollars.

The foregoing loan and credit facilities are secured as follows:

•       First priority mortgages over the vessels owned by the respective borrowers;

•       For the Safe Bulkers credit facility, first priority mortgages over the vessels Andreas K, Maria, Xenia, Vassos, Pedhoulas Leader, Pedhoulas Fighter, Martine, Eleni, Kypros Bravery and Hull 827 upon her delivery from the shipyard;

•       First priority assignment of all insurances and earnings of the mortgaged vessels;

•       Second priority mortgage over the Pedhoulas Merchant as security for the Petra loan;

•       Second priority mortgage over the Pedhoulas Trader as security for the Pemer loan;

  Second priority mortgage over the Pedhoulas Commander as security for the Maxpente, Maxeikosi, Shikokutessera and Gloverthree credit facilities;

•       Second priority mortgages over the Pedhoulas Builder, Kanaris, Kypros Unity and Kypros Land as security for the Vassone credit facility; and

•       Corporate guarantee from Safe Bulkers (except for the Safe Bulkers credit facility where Safe Bulkers is the borrower).

The loan and credit facility agreements, as amended, contain debt covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels without the respective lender's prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements; the fair vessel value being determined according to the provisions of the individual loan or credit facility agreements with the relevant bank (the “Minimum Value Covenant”). The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied.

Certain of the loan and facility agreements require the respective borrowers to maintain at all times a minimum balance in each vessel operating account, from $150 to $500 as the case may be.

In addition, the corporate guarantees, as amended, by Safe Bulkers include the following financial covenants:

•       its total consolidated liabilities divided by its total consolidated assets must not at any time exceed 80% or 85% as the case may be ( the “Consolidated Leverage Covenant”). The total consolidated assets are based on the fair market value of its vessels and the book values of all other assets, on an adjusted basis as set out in the relevant guarantee;

•       the ratio of its aggregate debt after deducting cash to EBITDA must not at any time exceed 8.5:1 applicable on a trailing 12 month basis (“EBITDA Covenant”). EBITDA is not a recognized measurement under US GAAP and represents net income before net interest expense, income tax expense, depreciation and amortization;

•       its consolidated debt must not exceed $514,000 on December 31, 2014 (“Consolidated Debt Covenant”)

•       the ratio of its EBITDA over consolidated interest expense must not at any time be less than 2.0:1, applicable on a trailing 12 month basis;

•       its consolidated net worth (total consolidated assets less total consolidated liabilities) (“Consolidated Net Worth Covenant”) must not at any time be less than $150,000;

•       payment of dividends is subject to no event of default having occurred;

•       maintenance of minimum free liquidity of $500 is required on deposit with a relevant lender; and

•       a minimum of 35% or 51%, as the case may be, of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities.

As of December 31, 2014, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.